Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
8. FAIR VALUE OF FINANCIAL INSTRUMENTS
The following table presents comparative carrying value and fair value information for our financial assets and liabilities:

	December 31, 2015		December 31, 2014
$ in millions	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets (Liabilities)
Marketable securities
Trading	$303	$303	$331	$331
Available-for-sale	7	7	5	5
Derivatives	5	5	1	1
Long-term debt, including current portion	(6,526)	(6,907)	(5,928)	(6,726)

There were no transfers of financial instruments between the three levels of the fair value hierarchy during the years ended December 31, 2015 and 2014
The carrying value of cash and cash equivalents approximates fair value.
Investments in Marketable Securities
The company holds a portfolio of marketable securities consisting of securities that are classified as either trading or available-for-sale to partially fund non-qualified employee benefit plans. These assets are recorded at fair value on a recurring basis and substantially all of these instruments are valued using Level 1 inputs, with an immaterial amount valued using Level 2 inputs. As of December 31, 2015 and 2014, marketable securities of $310 million and $336 million, respectively, were included in other non-current assets in the consolidated statements of financial position.
Derivative Financial Instruments and Hedging Activities
The company's derivative portfolio consists primarily of foreign currency forward contracts. The notional value of the company's derivative portfolio at December 31, 2015 and 2014 was $141 million and $146 million, respectively. The portion of the notional value designated as cash flow hedges at December 31, 2015 and 2014, was $10 million and $34 million, respectively. Substantially all of these instruments are valued using Level 2 inputs. Where model-derived valuations are appropriate, the company utilizes the income approach to determine the fair value and uses the applicable London Interbank Offered Rate (LIBOR) swap rates. The derivative fair values and related unrealized gains/losses at December 31, 2015 and 2014, were not material.
Long-Term Debt
The fair value of long-term debt is calculated using Level 2 inputs, based on interest rates available for debt with terms and maturities similar to the company’s existing debt arrangements.